Schedule of Investments (unaudited)	iShares® Copper and Metals Mining ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Metals & Mining — 99.3%
29Metals Ltd.(a)	177,232	$49,618
Al Masane Al Kobra Mining Co.	17,212	296,092
Anglo American PLC	33,262	1,051,095
Antofagasta PLC	88,620	2,355,167
Baiyin Nonferrous Group Co. Ltd.	203,400	77,264
BHP Group Ltd.	102,102	2,918,274
Capstone Copper Corp.(a)	248,751	1,763,740
Chengtun Mining Group Co. Ltd., Class A	10,000	5,016
China Nonferrous Mining Corp Ltd.	596,000	518,534
CMOC Group Ltd., Class A	46,400	53,868
ERO Copper Corp.(a)	47,031	1,005,217
Evolution Mining Ltd.	86,918	203,246
Filo Corp., NVS(a)	40,446	741,483
First Quantum Minerals Ltd.	198,065	2,601,680
Freeport-McMoRan Inc.	61,030	2,966,058
Glencore PLC	248,975	1,416,735
Grupo Mexico SAB de CV, Series B	576,020	3,098,449
Hudbay Minerals Inc.	160,367	1,451,221
Ivanhoe Mines Ltd., Class A(a)(b)	130,914	1,688,997
Jiangxi Copper Co. Ltd., Class A	57,000	184,404
Jinchuan Group International Resources Co. Ltd.	1,240,000	131,571
KGHM Polska Miedz SA	46,512	1,725,686
Lundin Mining Corp.	152,807	1,701,144
MMG Ltd.(a)(b)	1,256,000	479,195
Newmont Corp.	25,013	1,047,294
Nittetsu Mining Co. Ltd.	5,900	186,986
Rio Tinto PLC, ADR	21,857	1,441,032
Sandfire Resources Ltd.(a)	209,347	1,215,913
Southern Copper Corp.	22,005	2,370,819
Teck Resources Ltd., Class B	20,307	973,157
Vale SA	90,099	1,002,837
WA1 Resources Ltd., NVS(a)	20,520	262,635
Western Mining Co. Ltd., Class A	65,400	160,435
Yunnan Copper Co. Ltd.	55,000	93,585
Zijin Mining Group Co. Ltd., Class A	54,100	129,594
		37,368,041

Total Common Stocks — 99.3%
(Cost: $37,682,008)	37,368,041
Security	Shares	Value

Rights

Metals & Mining — 0.1%
MMG Ltd. (Expires 07/12/24, Strike Price HKD 2.62)(a)(b)	545,600	$24,104

Total Rights — 0.1%
(Cost: $—)		24,104

Total Long-Term Investments — 99.4%
(Cost: $37,682,008)		37,392,145

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)(e)	773,230	773,462
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	30,000	30,000

Total Short-Term Securities — 2.1%
(Cost: $803,462)		803,462

Total Investments — 101.5%
(Cost: $38,485,470)		38,195,607

Liabilities in Excess of Other Assets — (1.5)%		(570,083)

Net Assets — 100.0%		$37,625,524

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$585,612	$188,042	(a)	$—	$(266)	$74	$773,462	773,230	$2,956	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	30,000	(a)	—	—	—	30,000	30,000	143		—
					$(266)	$74	$803,462		$3,099		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Copper and Metals Mining ETF
June 30, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	09/20/24	$10	$176

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$23,853,128	$13,514,913	$—	$37,368,041
Rights	24,104	—	—	24,104
Short-Term Securities
Money Market Funds	803,462	—	—	803,462
	$24,680,694	$13,514,913	$—	$38,195,607
Derivative Financial Instruments(a)
Assets
Equity Contracts	$176	$—	$—	$176

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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